THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 10.6%
	INSURANCE - 10.6%
8	Berkshire Hathaway, Inc., Class A(a)	$ 5,447,360
	TOTAL COMMON STOCKS (Cost $2,763,708)

	EXCHANGE-TRADED FUNDS — 78.2%
	EQUITY - 78.2%
17,000	Financial Select Sector SPDR Fund	821,610
18,400	Invesco QQQ Trust Series 1	9,406,632
18,999	iShares Core S&P Small-Cap ETF	2,189,065
8,674	iShares Russell 2000 ETF	1,916,607
23,550	iShares Semiconductor ETF	5,074,790
11,400	SPDR Dow Jones Industrial Average ETF Trust	4,850,700
8,920	SPDR S&P 500 ETF Trust	5,227,834
2,100	Technology Select Sector SPDR Fund	488,292
41,484	VanEck Semiconductor ETF(a)	10,046,179
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,100,841)	40,021,709

	OPEN END FUNDS — 1.6%
	EQUITY - 1.3%
16,581	Fidelity Low-Priced Stock Fund	675,688

	FIXED INCOME - 0.3%
60,113	Franklin Income Fund, Advisor Class	140,663
47	John Hancock High Yield Fund, Class I	143
132	PIMCO High Yield Fund, Institutional Class	1,062
		141,868

	TOTAL OPEN END FUNDS (Cost $798,332)	817,556

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.8%
	U.S. TREASURY NOTE — 7.8%
4,000,000	United States Treasury Note	1.5000	02/15/25	$ 3,986,109
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,986,214)

Shares
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
877,339	First American Government Obligations Fund, Class X, 4.38% (Cost $877,339)(b)			877,339

	TOTAL INVESTMENTS - 99.9% (Cost $21,526,434)			$ 51,150,073
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			28,664
	NET ASSETS - 100.0%			$ 51,178,737

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.